INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) € / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) € / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
INVESTMENTS
Equity	R$ 32,415,575	R$ 32,415,575	R$ 44,810,300	R$ 44,810,300	R$ 33,166,365	R$ 15,175,130
Income (expenses) of the year	(7,044,706)		14,106,381		R$ 23,394,887
Company participation, in the income (expense) of the year	R$ (13,845)		R$ (19,379)
Percentage of ownership interest in subsidiary	100.00%		100.00%
Non-current financial assets at fair value through other comprehensive income	R$ 1,591,437	1,591,437	R$ 379,126	379,126
Total for all associates | Foreign
INVESTMENTS
Company participation, in equity	125,316	125,316	96,123	96,123
Company participation, in the income (expense) of the year	R$ (26,656)		(32,557)
Ensyn Corporation | Foreign
INVESTMENTS
Participation equity (%), Associate	24.80%
Company participation, in equity	R$ 2	2	387	387
Company participation, in the income (expense) of the year	R$ (6,966)		(12,448)
Spinnova Plc | Foreign
INVESTMENTS
Participation equity (%), Associate	18.77%
Company participation, in equity	R$ 95,254	95,254	95,736	95,736
Company participation, in the income (expense) of the year	R$ (19,690)		(20,109)
Simplifyber, Inc | Foreign
INVESTMENTS
Participation equity (%), Associate	13.91%
Company participation, in equity	R$ 30,060	30,060
Total for all joint ventures
INVESTMENTS
Company participation, in equity	328,055	328,055	259,397	259,397
Company participation, in the income (expense) of the year	R$ 12,811		13,178
Biomas | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture	16.66%
Company participation, in equity	R$ 2,923	2,923	2,797	2,797
Company participation, in the income (expense) of the year	R$ (4,874)		(2,203)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture	49.90%
Company participation, in equity	R$ 193,901	193,901	156,703	156,703
Company participation, in the income (expense) of the year	R$ 37,199		35,161
F&E Technologies LLC | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%
Company participation, in equity	R$ 6,378	6,378	4,987	4,987
Company participation, in the income (expense) of the year
Woodspin Oy | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%
Company participation, in equity	R$ 124,853	124,853	94,910	94,910
Company participation, in the income (expense) of the year	R$ (19,514)		(19,780)
Bem Agro Integração e Desenvolvimento S.A
INVESTMENTS
Percentage of ownership interest in subsidiary	5.82%
Bem Agro Integração e Desenvolvimento S.A | Domestic (Brazil)
INVESTMENTS
Non-current financial assets at fair value through other comprehensive income	R$ 4,026	4,026
Celluforce Inc.
INVESTMENTS
Percentage of ownership interest in subsidiary	8.28%
Celluforce Inc. | Foreign
INVESTMENTS
Non-current financial assets at fair value through other comprehensive income	R$ 27,823	27,823	23,606	23,606
Nfinite Nanotechnology Inc. (Indirect)
INVESTMENTS
Percentage of ownership interest in subsidiary	5.00%
Nfinite Nanotechnology Inc. (Indirect) | Foreign
INVESTMENTS
Non-current financial assets at fair value through other comprehensive income	R$ 6,347	6,347
Lenzing Aktiengesellschft
INVESTMENTS
Percentage of ownership interest in subsidiary	15.00%
Lenzing Aktiengesellschft | Foreign
INVESTMENTS
Non-current financial assets at fair value through other comprehensive income	R$ 1,099,870	1,099,870
Total other investments evaluated at fair value
INVESTMENTS
Company participation, in the income (expense) of the year
Non-current financial assets at fair value through other comprehensive income	1,138,066	1,138,066	R$ 23,606	R$ 23,606
Ensyn Corporation
INVESTMENTS
Equity	6	6
Income (expenses) of the year	(17,776)
Spinnova Plc
INVESTMENTS
Equity	507,482	R$ 507,482
Income (expenses) of the year	(56,117)
NASDAQ, nordic growth market, average share price | € / shares		R$ 0.95		R$ 2.40
Biomas | Domestic (Brazil)
INVESTMENTS
Equity	17,536	R$ 17,536
Income (expenses) of the year	(30,151)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Equity	388,580	388,580
Income (expenses) of the year	74,547
F&E Technologies LLC | Foreign
INVESTMENTS
Equity	12,756	12,756
Income (expenses) of the year
Woodspin Oy | Foreign
INVESTMENTS
Equity	249,706	R$ 249,706
Income (expenses) of the year	R$ (38,665)